SLM Student Loan Trust 2006-4
Quarterly Servicing Report

Distribution Date	10/25/2006
Collection Period	07/1/2006 — 09/30/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-4 Deal Parameters

A	Student Loan Portfolio Characteristics		06/30/2006	Activity	09/30/2006
	i	Portfolio Balance	$2,444,487,780.22	($91,289,820.90)	$2,353,197,959.32
	ii	Interest to be Capitalized	3,617,669.50		4,918,844.14

	iii	Total Pool	$2,448,105,449.72		$2,358,116,803.46
	iv	Capitalized Interest	75,000,000.00		75,000,000.00
	v	Add-on Consolidation Loan Account Balance	0.00		0.00
	vi	Specified Reserve Account Balance	6,120,263.62		5,895,292.01

	vii	Total Adjusted Pool	$2,529,225,713.34		$2,439,012,095.47

B	i	Weighted Average Coupon (WAC)	4.494%		4.516%
	ii	Weighted Average Remaining Term	287.56		285.78
	iii	Number of Loans	126,322		122,032
	iv	Number of Borrowers	75,366		72,704
	v	Aggregate Outstanding Principal Balance — T-Bill	$16,780,271		$16,287,105
	vi	Aggregate Outstanding Principal Balance — T-bill—Other *	$12,358,035		$12,159,905
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$2,418,967,144		$2,329,669,793
	viii	Pool Factor	0.974143666		0.938335622

C	Notes			Spread	Exchange Ratio	Balance 07/25/2006	Balance 10/25/2006

	i	A-1 Notes	78442GSF4	-0.030%	1.00000	$74,333,132.00	$—
	ii	A-2 Notes	78442GSG2	0.000%	1.00000	$470,000,000.00	$453,164,694.40
	iii	A-3 Notes	78442GSH0	0.040%	1.00000	$150,000,000.00	$150,000,000.00
	iv	A-4 Notes	78442GSJ6	0.080%	1.00000	$392,000,000.00	$392,000,000.00
	v	A-5 Notes	78442GSK3	0.100%	1.00000	$326,536,000.00	$326,536,000.00
	vi	A-6 Notes	XS0251323860	0.150%	1.21250	€872,577,000.00	€872,577,000.00
	vii	B Notes	78442GSL1	0.200%	1.00000	$77,832,000.00	$77,832,000.00

D	Reserve Account		07/25/2006	10/25/2006

	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ( $)	$6,120,263.62	$5,895,292.01
	iv	Reserve Account Floor Balance ( $)	$3,769,627.00	$3,769,627.00
	v	Current Reserve Acct Balance ($)	$6,120,263.62	$5,895,292.01

E	Other Accounts		07/25/2006	10/25/2006

	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Add-on Consolidation Loan Account	$0.00	$0.00
	iii	Capitalized Interest Account	$75,000,000.00	$75,000,000.00

F	Asset/Liability		07/25/2006	10/25/2006

	i	Total Adjusted Pool	$2,529,225,713.34	$2,439,012,095.47
	ii	Total Outstanding Balance Notes (converted to USD)	$2,548,701,132.00	$2,457,532,694.40
	iii	Difference	$(19,475,418.66)	$(18,520,598.93)
	iv	Parity Ratio	0.99236	0.99246

*	Please see pg A-2 of Annex A in the prospectus supplement for an explanation of the “T-Bill—Other” designation.

II. 2006-4 Transactions from: 07/01/2006	through:	09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$84,166,823.55
	ii	Principal Collections from Guarantor	1,758,251.04
	iii	Principal Reimbursements	12,974,999.41
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$98,900,074.00

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$(164,709.37)
	ii	Capitalized Interest	(7,445,543.73)

	iii	Total Non-Cash Principal Activity	$(7,610,253.10)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$91,289,820.90

E	Student Loan Interest Activity
	i	Regular Interest Collections	$17,015,324.58
	ii	Interest Claims Received from Guarantors	28,623.00
	iii	Collection Fees/Returned Items	6,795.42
	iv	Late Fee Reimbursements	170,670.66
	v	Interest Reimbursements	71,045.14
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	16,472,933.26
	viii	Subsidy Payments	1,478,509.33

	ix	Total Interest Collections	$35,243,901.39

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(4,560.25)
	ii	Capitalized Interest	7,445,543.73

	iii	Total Non-Cash Interest Adjustments	$7,440,983.48

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$42,684,884.87

I	Non-Reimbursable Losses During Collection Period		$747.32

J	Cumulative Non-Reimbursable Losses to Date		$747.32

III. 2006-4 Collection Account Activity 07/01/2006	through	09/30/2006

A	Principal Collections
	i	Principal Payments Received	$13,637,115.67
	ii	Consolidation Principal Payments	72,287,958.92
	iii	Reimbursements by Seller	710.00
	iv	Borrower Benefits Reimbursements	24,227.60
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	12,950,061.81

	vii	Total Principal Collections	$98,900,074.00

B	Interest Collections
	i	Interest Payments Received	$34,514,645.11
	ii	Consolidation Interest Payments	480,745.06
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	627.12
	vi	Re-purchased Interest	70,418.02
	vii	Collection Fees/Return Items	6,795.42
	viii	Late Fees	170,670.66

	ix	Total Interest Collections	$35,243,901.39

C	Other Reimbursements		$248,099.30

D	Reserves in Excess of the Requirement		$224,971.61

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,236,364.10

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Excess Transferred from Add-on Consolidation Loan Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposits into Collection Account		$0.00

	TOTAL AVAILABLE FUNDS		$136,853,410.40
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,022,094.32)
		Consolidation Loan Rebate Fees to Dept. of Education	$(6,280,547.05)

M	NET AVAILABLE FUNDS		$128,550,769.03

N	Servicing Fees Due for Current Period		$991,011.27

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,011,011.27

IV. 2006-4 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	4.533%	4.542%	82,762	78,997	65.517%	64.735%	$1,552,061,635.72	$1,478,068,619.32	63.492%	62.811%
31-60 Days Delinquent	5.043%	4.915%	7,010	3,376	5.549%	2.766%	116,719,984.09	56,864,777.74	4.775%	2.416%
61-90 Days Delinquent	5.152%	4.888%	4,428	1,780	3.505%	1.459%	69,430,913.31	28,693,115.07	2.840%	1.219%
91-120 Days Delinquent	5.162%	5.145%	1,788	1,001	1.415%	0.820%	26,292,671.92	14,721,592.27	1.076%	0.626%
> 120 Days Delinquent	4.966%	5.259%	1,284	5,032	1.016%	4.124%	18,375,810.75	71,564,280.25	0.752%	3.041%

Deferment
Current	3.831%	3.955%	18,675	19,446	14.784%	15.935%	404,153,439.00	411,381,900.09	16.533%	17.482%

Forbearance
Current	4.762%	4.847%	10,334	12,345	8.181%	10.116%	256,488,819.39	291,024,416.07	10.493%	12.367%

TOTAL REPAYMENT	4.493%	4.516%	126,281	121,977	99.968%	99.955%	$2,443,523,274.18	$2,352,318,700.81	99.961%	99.963%

Claims in Process (1)	5.966%	6.034%	41	55	0.032%	0.045%	$964,506.04	$879,258.51	0.039%	0.037%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	4.494%	4.516%	126,322	122,032	100.000%	100.000%	$2,444,487,780.22	$2,353,197,959.32	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-4 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,153,026.28
B	Interest Subsidy Payments Accrued During Collection Period	1,802,769.58
C	Special Allowance Payments Accrued During Collection Period	21,447,344.43
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,236,364.10
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(6,280,547.05)

G	Net Expected Interest Collections	$44,358,957.34
VI. 2006-4 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013940556	07/25/2006 - 10/25/2006	1 NY Business Day	5.45500%	LIBOR
B	Class A-2 Interest Rate	0.014017222	07/25/2006 - 10/25/2006	1 NY Business Day	5.48500%	LIBOR
C	Class A-3 Interest Rate	0.014119444	07/25/2006 - 10/25/2006	1 NY Business Day	5.52500%	LIBOR
D	Class A-4 Interest Rate	0.014221667	07/25/2006 - 10/25/2006	1 NY Business Day	5.56500%	LIBOR
E	Class A-5 Interest Rate	0.014272778	07/25/2006 - 10/25/2006	1 NY Business Day	5.58500%	LIBOR
F	Class A-6 Interest Rate	0.008366889	07/25/2006 - 10/25/2006	1 NY and TARGET Business Day	3.27400%	EURIBOR
G	Class B Interest Rate	0.014528333	07/25/2006 - 10/25/2006	1 NY Business Day	5.68500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2006-4 Currency Exchange Swaps

		Credit Suisse International	BNP Paribas
		A-6 Swap Calculation	A-6 Swap Calculation
SLM Student Loan Trust Pays:
i	Notional Swap Amount (USD)	$529,000,000	$529,000,000
ii	3 Month USD-LIBOR	5.48500%	5.48500%
iii	Spread	0.160000%	0.160000%

iv	Pay Rate	5.64500%	5.64500%
v	Days in Period
	07/25/2006 - 10/25/2006	92	92

vi	Gross Swap Payment Due Counterparty	$7,631,412.78	$7,631,412.78

Credit Suisse International Pays:
i	Notional Swap Amount (EUR)	€436,288,500.00	€436,288,500.00
ii	3 Month EURIBOR	3.12400%	3.12400%
iii	Spread	0.15000%	0.15000%

iv	Pay Rate	3.27400%	3.27400%
v	Days in Period
	07/25/2006 - 10/25/2006	92	92

vi	Gross Swap Receipt Due Paying Agent	€3,650,377.40	€3,650,377.40

VIII. 2006-4 Inputs From Prior Period 06/30/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,444,487,780.22
	ii	Interest To Be Capitalized	3,617,669.50

	iii	Total Pool	$2,448,105,449.72
	iv	Capitalized Interest	75,000,000.00
	v	Add-on Consolidation Loan Account Balance	0.00
	vi	Specified Reserve Account Balance	6,120,263.62

	vii	Total Adjusted Pool	$2,529,225,713.34

B	Total Note Factor		0.982397691
C	Total Note Balance		$2,548,701,132.00

D	Note Balance	07/25/2006	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Current Factor	0.619442767	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$74,333,132.00	$470,000,000.00	$150,000,000.00	$392,000,000.00	$326,536,000.00	€872,577,000.00	$77,832,000.00
	iii	Note Principal Shortfall	$19,475,418.66	$0.00	$0.00	$0.00	$0.00	€—	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00

E	Reserve Account Balance			$6,120,263.62
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2006-4 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$128,550,769.03	$128,550,769.03

B	Primary Servicing Fees — Current Month		$991,011.27	$127,559,757.76

C	Administration Fee		$20,000.00	$127,539,757.76

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$1,036,245.16	$126,503,512.60
	ii	Class A-2	$6,588,094.44	$119,915,418.16
	iii	Class A-3	$2,117,916.67	$117,797,501.49
	iv	Class A-4	$5,574,893.33	$112,222,608.16
	v	Class A-5	$4,660,575.76	$107,562,032.40
	vi	Class A-6 USD payment (aggregate) to the swap counterparties	$15,262,825.56	$92,299,206.84

	vii	Total Class A Interest Distribution	$35,240,550.92

E	Class B Noteholders’ Interest Distribution Amount		$1,130,769.24	$91,168,437.60

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$74,333,132.00	$16,835,305.60
	ii	Class A-2	$16,835,305.60	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6 USD payment (aggregate) to the swap counterparties	$0.00	$0.00

	vii	Total Class A Principal Distribution	$91,168,437.60

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Remaining Swap Termination Fees		$0.00	$0.00

K	Excess to Certificateholder		$0.00	$0.00

X. 2006-4 Account Reconciliations

A	Reserve Account

	i	Initial Deposit	$6,120,263.62
	ii	Deposits to correct Shortfall	$—
	iii	Total Reserve Account Balance Available	$6,120,263.62
	iv	Required Reserve Account Balance	$5,895,292.01
	v	Shortfall Carried to Next Period	$—
	vi	Excess Reserve — Release to Collection Account	$224,971.61
	vii	Ending Reserve Account Balance	$5,895,292.01

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		05/04/2006
	i	Initial Deposit	$—
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$—
	iv	Ending Balance	$—

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		06/30/2006
	i	Initial Deposit	$—
	ii	Add-on Loans Funded	$—
	iii	Transfers to Collection Account	$—
	iv	Ending Balance	$—

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2007
	i	Initial Deposit	$75,000,000.00
	ii	Transfers to Collection Account	$—
	iii	Ending Balance	$75,000,000.00

XI. 2006-4 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 04/25/2012 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$2,379,700,694.40

	ii	Adjusted Pool Balance	$2,439,012,095.47

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the Stepdown Date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,353,197,959.32
	ii	Borrower Interest Accrued	25,153,026.28
	iii	Interest Subsidy Payments Accrued	1,802,769.58
	iv	Special Allowance Payments Accrued	21,447,344.43
	v	Reserve Account Balance (after any reinstatement)	5,895,292.01
	vi	Capitalized Interest Account Balance	75,000,000.00
	vii	Add-On Account Balance	0.00

	viii	Total	$2,482,496,391.62
	ix	Less: Specified Reserve Account Balance	(5,895,292.01)

	x	Total	$2,476,601,099.61

	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$2,379,700,694.40

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XII. 2006-4 Distributions

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due		$1,036,245.16	$6,588,094.44	$2,117,916.67	$5,574,893.33	$4,660,575.76	€7,300,754.81	$1,130,769.24
	ii	Quarterly Interest Paid		1,036,245.16	6,588,094.44	2,117,916.67	5,574,893.33	4,660,575.76	7,300,754.81	1,130,769.24

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	€—	$0.00

	vii	Quarterly Principal Due		$74,333,132.00	$35,355,904.53	$0.00	$0.00	$0.00	€—	$0.00
	viii	Quarterly Principal Paid		74,333,132.00	16,835,305.60	0.00	0.00	0.00	—	0.00

	ix	Quarterly Principal Shortfall		$0.00	$18,520,598.93	$0.00	$0.00	$0.00	€—	$0.00

	x	Total Distribution Amount		$75,369,377.16	$23,423,400.04	$2,117,916.67	$5,574,893.33	$4,660,575.76	€7,300,754.81	$1,130,769.24

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	09/30/2006	$2,548,701,132.00
	ii	Adjusted Pool Balance	09/30/2006	2,439,012,095.47

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$109,689,036.53

	iv	Adjusted Pool Balance	06/30/2006	$2,529,225,713.34
	v	Adjusted Pool Balance	09/30/2006	2,439,012,095.47

	vi	Current Principal Due (iv-v)		$90,213,617.87
	vii	Principal Shortfall from Previous Collection Period		19,475,418.66

	viii	Principal Distribution Amount (vi + vii)		$109,689,036.53

	ix	Principal Distribution Amount Paid
		USD		$91,168,437.60
		EUR		€—

	x	Principal Shortfall (viii - ix)		$18,520,598.93

C	Total Interest Distribution
		USD		$21,108,494.60
		EUR		€7,300,754.81

					Paydown
F	Note Balances			07/25/2006	Factor	10/25/2006
	i	A-1 Note Balance	78442GSF4	$74,333,132.00		$—
		A-1 Note Pool Factor		0.619442767	0.619442767	0.000000000

	ii	A-2 Note Balance	78442GSG2	$470,000,000.00		$453,164,694.40
		A-2 Note Pool Factor		1.000000000	0.035819799	0.964180201

	iii	A-3 Note Balance	78442GSH0	$150,000,000.00		$150,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GSJ6	$392,000,000.00		$392,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GSK3	$326,536,000.00		$326,536,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	XS0251323860	€872,577,000.00		€872,577,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	B Note Balance	78442GSL1	$77,832,000.00		$77,832,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-4 Historical Pool Information

		07/1/2006 - 09/30/2006	04/20/2006 - 06/30/2006
Beginning Student Loan Portfolio Balance		$2,444,487,780.22	$2,487,208,452.04

Student Loan Principal Activity
i	Regular Principal Collections	$84,166,823.55	$60,524,941.39
ii	Principal Collections from Guarantor	1,758,251.04	881,715.98
iii	Principal Reimbursements	12,974,999.41	2,413,036.96
iv	Other System Adjustments	0.00	0.00

v	Total Principal Collections	$98,900,074.00	$63,819,694.33
Student Loan Non-Cash Principal Activity
i	Other Adjustments	$(164,709.37)	$177,897.49
ii	Capitalized Interest	(7,445,543.73)	(5,448,405.58)

iii	Total Non-Cash Principal Activity	$(7,610,253.10)	$(5,270,508.09)

Student Loan Principal Purchases		$0.00	$(15,828,514.42)

(-) Total Student Loan Principal Activity		$91,289,820.90	$42,720,671.82

Student Loan Interest Activity
i	Regular Interest Collections	$17,015,324.58	$14,209,127.99
ii	Interest Claims Received from Guarantors	28,623.00	11,488.57
iii	Collection Fees/Returned Items	6,795.42	1,015.51
iv	Late Fee Reimbursements	170,670.66	96,773.71
v	Interest Reimbursements	71,045.14	15,524.41
vi	Other System Adjustments	0.00	0.00
vii	Special Allowance Payments	16,472,933.26	0.00
viii	Subsidy Payments	1,478,509.33	0.00

ix	Total Interest Collections	$35,243,901.39	$14,333,930.19

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$(4,560.25)	$(1,778.72)
ii	Capitalized Interest	7,445,543.73	5,448,405.58

iii	Total Non-Cash Interest Adjustments	$7,440,983.48	$5,446,626.86

Student Loan Interest Purchases		$0.00	$(54,200.36)

Total Student Loan Interest Activity		$42,684,884.87	$19,726,356.69

(=) Ending Student Loan Portfolio Balance		$2,353,197,959.32	$2,444,487,780.22

(+) Interest to be Capitalized		$4,918,844.14	$3,617,669.50

(=) TOTAL POOL		$2,358,116,803.46	$2,448,105,449.72

(+) Capitalized Interest		$75,000,000.00	$75,000,000.00

(+) Add-on Consolidation Loan Account Balance		$0.00	$0.00

(+) Reserve Account Balance		$5,895,292.01	$6,120,263.62

(=) Total Adjusted Pool		$2,439,012,095.47	$2,529,225,713.34

XIV. 2006-4 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Jul-06	$2,448,105,450	7.94%

Oct-06	$2,358,116,803	9.91%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.